Schedule of Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
U.S. federal and state net operating loss carry forwards	$ 4,961	$ 3,608
Research and development Tax Credits	60
Allowance for credit losses	34	232
Research and development	1,148	1,305
Amortization
Accrued expenses and other current liabilities	1,132	740
Stock-based compensation	74	273
Operating lease liability	105	119
Total deferred tax assets	7,514	6,277
Deferred tax liabilities:
Amortization	(60)	(54)
Property and equipment, net	(14)	(13)
Operating lease right-of-use assets	(93)	(109)
Total deferred tax liabilities	(167)	(176)
Valuation allowance	(7,336)	(6,091)
Net deferred tax assets after valuation allowance	$ 11	$ 10